Capital Stock (Tables)	12 Months Ended
Dec. 28, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted Average
		Remaining
Range of Exercise Prices	Number of Warrants	Contractual Life
$0.70 - $3.45	6,887,580	3.60 years

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted-
		Average
	Shares	Exercise Price
Warrants outstanding at December 31, 2011	3,294,229	3.57
Warrants granted during the year	541,167	3.42
Warrants expired during the year	(29,957)	1.38
Warrants exercised during the year	(648,591)	1.32
Warrants outstanding at December 31, 2012	3,156,848	4.02
Warrants granted during the year	6,353,963	0.96
Warrants expired during the year	(2,585,731)	4.17
Warrants exercised during the year	(37,500)	1.25
Warrants outstanding at December 28, 2013	6,887,580	1.15